BABSON ENTERPRISE FUND II

Prospectus
March 31, 1999

A no-load mutual fund that invests in common stocks of smaller, faster growing companies.

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BABSON ENTERPRISE FUND II, INC.

Investment counsel:
David L. Babson & Co., Inc.
Cambridge, Massachusetts

Managed and distributed by:
Jones & Babson, Inc.
Kansas City, Missouri

TABLE OF CONTENTS

Information About the Fund
Investment Objective and
Principal Investment Strategies                                 2
Principal Risk Factors                                          2
Past Performance                                                3
Fees and Expenses                                               4
Management and Investment Counsel                               4
Financial Highlights                                            5
Information about Investing
How to Purchase Shares                                          6
How to Redeem Shares                                            6
Shareholder Services                                            6
How Share Price is Determined                                   7
Dividends, Distributions and their Taxation                     7
Additional Policies about Transactions                          8
Conducting Business with the Babson Funds                       9


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The objective of Babson Enterprise Fund II is long-term growth of capital for investors. To pursue this objective, the Fund invests in common stocks of smaller, faster-growing companies whose stocks are selling at prices that the Fund's investment counsel believes are reasonable in relation to the company's fundamental financial characteristics and business prospects. To analyze the pricing levels of a company's common stock, the Fund's Investment Counsel considers the company's valuation history and compares the stock price with other similar companies in the same industry or economic sector. The primary valuation ratios considered are:

 Price relative to earnings

 Price relative to sales

 Price relative to assets as measured by book value

 Price relative to cash flow

The Fund generally invests its assets in stocks of smaller companies which are listed on a national or regional stock exchange, or are listed over-the-counter (on NASDAQ, for example) with prices quoted daily in the financial press. Smaller companies include those that are worth between $250 million and $1 billion on the stock market (market capitalization) at the time of purchase. These smaller companies are often in an early stage of development. If they are successful they can offer the possibility of more rapid sales and profit expansion than larger, more mature businesses. In normal conditions, the Fund will invest at least 80% in common stocks. To manage the cash in the Fund we will invest in high quality short term cash obligations.

There may be times, however, when the Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in bonds or other defensive investments for temporary defensive purposes. This type of investing is not consistent with the Fund's objective of long-term growth of capital, and would be used only in a short-term situation with the intent of preserving your investment. Keep in mind that short-term defensive investing still has the potential to lose money. The objective and policies described above that determine how the Fund is managed can only be changed with the Fund's shareholders' approval.

Because of the Fund's focus on smaller companies, you should only invest as much of your money as you feel comfortable exposing to above-average risk for the potential of above-average rewards. The Fund is not designed to offer a complete or balanced investment program in itself, and it is not necessarily a suitable choice for all investors.

PRINCIPAL RISK FACTORS

Common stocks fluctuate in price. Since the Fund is comprised primarily of common stocks, the value of the Fund will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies. They may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. While the Fund cannot eliminate these risks, the Fund's Investment Counsel will try to minimize risk by diversifying - spreading the risk by putting the Fund's investments into a broad range of smaller company stocks.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a smaller company stock it may have to sell at a lower price than its Investment Counsel might prefer, or it may have to sell in smaller quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in "favor."

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. Also, the Fund's Investment Counsel is using its best efforts to evaluate any potential adverse effects from the Year 2000 issue that may affect companies whose stock may be purchased by the Fund. However, there is no way to be sure that these steps will completely protect the Fund from being affected.

PAST PERFORMANCE

The two tables below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's return has changed from year to year. The second table shows how the Fund's average annual returns for certain periods compare with those of the Russell 2000 Index, a widely recognized index of stock performance. Both tables reflect all expenses of the Fund and assume that all dividends and capital gain distributions have been reinvested in new shares of the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

GRAPH -- Annual Total Return as of December 31 of Each Year

GRAPH -- Average Annual Total Return as of December 31, 1998


FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases                None
        Maximum Deferred Sales Charge (Load)                            None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
        Redemption Fee                                                  None*
        Exchange Fee                                                    None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
           Management Fees                                              1.18%
           Distribution (12b-1) Fees                                    None
           Other Expenses                                               .04%
           Total Annual Fund Operating Expenses                         1.22%

Fee Examples

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
	$124	$387	$670	$1,477

MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1959. It organized the Fund in 1991, and acts as its Manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and fees payable to the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

Jones & Babson, Inc. employs David L. Babson & Co., Inc. as its Investment Counsel to assist in the investment advisory function. David L. Babson & Co., Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff. Lance F. James has been the manager of Babson Enterprise Fund II since its inception in 1991. Mr. James joined David L. Babson & Co. in 1986, and has 19 years of investment management experience.

For its services, the Fund pays Jones & Babson, Inc. a fee at the annual rate of 150/100 of one percent (1.50%) of the first $30 million and 1% of amounts in excess of $30 million of its average daily net assets. The Management Agreement limits the liability of the Manager or its Investment Counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties. Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306 and David L. Babson & Co. is located at One Memorial Drive, Cambridge, MA 02142.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                        For the Year Ended November 30th
                                        1998    1997    1996    1995    1994
Net asset value, beginning of period    $26.70  $22.75  $19.19  $16.22  $16.92
 Income (loss) from investment
        operations:
 Net investment income (loss)           .101    .081    .115    .053    .020
 Net gains or losses on securities
  (both realized and unrealized)        (1.501) 6.969   4.448   3.024   (.392)
 Total from investment operations       (1.400) 7.050   4.563   3.077   (.372)

 Less distributions:
  Dividends from net investment income  (.048)  (.112)  (.055)  (.022)     -
  Distributions from capital gains      (2.052) (2.988) (.948)  (.085)  (.328)
  Total distributions                   (2.100) (3.100) (1.003) (.107)  (.328)
Net asset value, end of period          $23.20  $26.70  $22.75  $19.19  $16.22

Total return                            (5.61%) 35.29%  25.04%  19.11%  (2.32)%

Ratios/Supplemental Data
Net assets, end of year (in millions)      $83     $82     $46     $40     $36
Ratio of expenses to average net assets    1.22%   1.28%   1.38%   1.45%   1.50%
Ratio of net income to average net assets  .40%    .27%    .55%    .30%    .14%
Portfolio turnover rate                     25%     21%     30%     15%      9%

HOW TO PURCHASE SHARES

No Load Fund
  There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart on page 9 for details)
  By phone, mail or wire
  Through Automatic Monthly Investments
  Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
  $1,000 for most accounts
  $250 for IRA and Uniform Transfer (Gift) to Minors accounts
  $100 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Additional Investment
  $100 for purchases by phone or mail ($1,000 for wire purchases)
  $50 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Account Size

You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:
  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $1,000 or more for exchanges to another fund
  $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:
  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others Prototype Retirement Plans for the self-employed, partnerships and corporations.
  Traditional IRA accounts
  Roth IRA accounts
  Education IRA accounts
  Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund, orders may be processed at the net asset value per share next effective after receipt by such institutions.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Fund is open for business (generally the same days that the New York Stock Exchange is open for trading).

Each security owned by the Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of securities. Each of these distributions will be declared annually on or before December
31. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. There are no fees or sales charges on reinvestments.

Dividends from net investment income or net short-term gains will be taxable (for investors subject to income taxes) as ordinary income, whether paid in cash or in additional shares. Whether paid in cash or additional shares, and regardless of the length of time shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Also, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution (for investors subject to tax).

Distributions declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been received by shareholders on December 31 of such year, so long as the distributions are actually paid before February 1 of the following year. You will be notified each January as to the federal tax status of distributions paid by the Fund. Such distributions may also be subject to state and local taxes.

Taxes on Transactions - Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Any loss incurred on a sale or exchange of the Funds' shares held for six months or less will be treated as a long-term capital loss to the extent of capital gains received with respect to such shares. Starting January 1, 2001, sales of certain securities held for more than five years will be taxed at special lower rates. You may also be subject to state and municipal taxes on such exchanges and redemptions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends-Received Deduction for Corporations - Dividends from net investment income and short-term capital gains will generally qualify in part for the 70% dividends-received deduction for corporations. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Withholding - You must certify on your application, or on a separate form supplied by us, that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to backup withholding, or that you are exempt from backup withholding. Otherwise, we are required by federal law to withhold 31% of reportable payments paid to you.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders. At our option, we may accept individual stocks as payment.

Redemptions - We try to send proceeds as soon as practicable. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only if permitted under federal law.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:
  A redemption check sent to a different payee, bank or address than we have on file.
  A redemption check mailed to an address that has been changed within the last 30 days.
  A redemption for $50,000 or more in writing.
  A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or telegraph. We may refuse a telephone request, including a telephone or telegraph redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.


CONDUCTING BUSINESS WITH THE BABSON FUND

BY PHONE

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 751-5900
You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How To Open An Account
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Fund and participating banks.

How To Sell Shares
You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How To Exchange Shares By Wire
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson or Buffalo Fund which have been held in open account for 15 days or more.

BY MAIL

Initial Purchases
and all Redemptions:
Babson Enterprise Fund II, Inc.
P.O. Box 419757
Kansas City, MO 64141-6757

Subsequent Purchases:
Babson Enterprise Fund II, Inc.
P.O. Box 419779
Kansas City, MO 64141-6779

How To Open An Account
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.

How To Add To An Account
Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

How To Sell Shares
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How To Exchange Shares By Wire
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson or Buffalo Fund into which the amount is being transferred.

BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri,
  ABA #101000695
For Babson Enterprise Fund II,
  Inc./AC=987036-6517
OBI=(your account number
  and account name)

How To Open An Account
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How To Add To An Account
Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Babson or Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How To Sell Shares
Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares By Wire
Not applicable.

THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account
Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares By Wire
Monthly Exchanges:
You may authorize monthly exchanges from your account
($100 minimum) to another Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

EQUITIES

Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

*Closed to new investors.

FIXED INCOME

Bond Trust
Money Market Fund
Tax-Free Income Fund

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.


BABSON FUNDS
Jones & Babson Distributors
A Member of the Generali Group

P.O. Box 419757, Kansas City, MO 64141-6757

1-800-4-babson
(1-800-422-2766)

www.babsonfunds.com

811-06252
JB2B
3/99



PART B

BABSON ENTERPRISE
FUND II, INC.

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1999

This Statement is not a Prospectus but should be read in conjunction with the Fund's current
Prospectus dated March 31, 1999.  To obtain the
Prospectus or Annual Report to Shareholders, please call the Fund toll-free at 1-800-4-BABSON (1-800-422-
2766), or in the Kansas City area 751-5900. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.

TABLE OF CONTENTS
                                                                Page

Investment Objective, Strategies and Risks                      2
 General                                                        2
 Repurchase Agreements                                          2
 Repurchase Agreement Risk Factors                              2
 Cash Management                                                2
 Investment Restrictions                                        2
 Portfolio Transactions                                         3
Performance Measures                                            4
Total Return                                                    4
How the Fund's Shares are Distributed                           5
Purchase and Redemption Services                                5
How Share Purchases are Handled                                 6
Redemption of Shares                                            6
Management and Investment Counsel                               7
Officers and Directors                                          7
Compensation Table                                              9
Holidays                                                        9
Dividends, Distributions and their Taxation                     9
General Information and History                                 11
Custodian                                                       11
Transfer Agent                                                  11
Independent Auditors                                            11
Other Jones & Babson Funds                                      11
Financial Statements                                            13




INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS

The Fund is an open-end,
diversified investment company.
The following policies supplement
the Fund's investment objective,
strategies and risks set forth in
the Prospectus.

General.  Because of its focus on
smaller companies, the overall
income return on the Fund may be
low.  Smaller companies frequently
need to retain all or most of
their profits to finance their
growth and will pay small dividend
yields, or none.  If the companies
are successful, this plow-back of
earnings and internal financing of
growth without the need to issue
additional shares ultimately
should enhance the companies' per
share earnings and dividend
capability and make their shares
more attractive in the
marketplace.



 Repurchase Agreements.  The Fund
may invest in issues of the United
States Treasury or a United States
government agency subject to
repurchase agreements.  A
repurchase agreement involves the
sale of securities to the Fund
with the concurrent agreement by
the seller to repurchase the
securities at the Fund's cost plus
interest at an agreed rate upon
demand or within a specified time,
thereby determining the yield
during the purchaser's period of
ownership. The result is a fixed
rate of return insulated from
market fluctuations during such
period. Under the Investment
Company Act of 1940, repurchase
agreements are considered loans by
the Fund.

   The Fund will enter into such
repurchase agreements only with
United States banks having assets
in excess of $1 billion which are
members of the Federal Deposit
Insurance Corporation, and with
certain securities dealers who
meet the qualifications set from
time to time by the Board of
Directors of the Fund. The term to
maturity of a repurchase agreement
normally will be no longer than a
few days. Repurchase agreements
maturing in more than seven days
and other illiquid securities will
not exceed 10% of the net assets
of the Fund.


 Repurchase Agreement Risk
Factors.  The use of repurchase
agreements involves certain risks.
For example, if the seller of the
agreement defaults on its
obligation to repurchase the
underlying securities at a time
when the value of these securities
has declined, the Fund may incur a
loss upon disposition of them. If
the seller of the agreement
becomes insolvent and subject to
liquidation or reorganization
under the Bankruptcy Code or other
laws, disposition of the
underlying securities may be
delayed pending court proceedings.
Finally, it is possible that the
Fund may not be able to perfect
its interest in the underlying
securities. While the Fund's
management acknowledges these
risks, it is expected that they
can be controlled through
stringent security selection
criteria and careful monitoring
procedures.



Cash Management.  For purposes
including but not limited to
meeting redemptions and
unanticipated expenses, the Fund
may invest a portion of its assets
in cash or high-quality, short-
term debt obligations readily
changeable into cash such as:

(1) certificates of deposit,
bankers' acceptances and other
short-term obligations issued
domestically by United States
commercial banks having assets
of at least $1 billion and
which are members of the
Federal Deposit Insurance
Corporation or holding
companies of such banks; (2)
commercial paper of companies
rated P-2 or higher by Moody's
Investors Service, Inc.
(Moody's) or A-2 or higher by
Standard and Poor's Corporation
(S&P), or if not rated by
either Moody's or S&P, a
company's commercial paper may
be purchased by the Fund if the
company has an outstanding bond
issue rated Aa or higher by
Moody's or AA or higher by S&P;
(3) short-term debt securities
which are non-convertible and
which have one year or less
remaining to maturity at the
date of purchase and which are
rated Aa or higher by Moody's
or AA or higher by S&P; (4)
negotiable certificates of
deposit and other short-term
debt obligations of savings and
loan associations having assets
of at least $1 billion and
which are members of the
Federal Home Loan Banks
Association and insured by the
Federal Deposit Insurance
Corporation.


Investment Restrictions. In
addition to the investment
objective and portfolio management
policies set forth in the
Prospectus under the caption
"Investment Objective and
Portfolio Management Policy," the
following restrictions also may
not be changed without approval of
the "holders of a majority of the
outstanding shares" of the Fund.
The Fund will not: (1) purchase
the securities of any one issuer,
except the United States
Government, if immediately after
and as a result of such purchase
(a) the value of the holdings of
the Fund in the securities of such
issuer exceeds 5% of the value of
the Fund's total assets, or (b)
the Fund owns more than 10% of the
outstanding voting securities, or
any other class of securities, of
such issuer; (2) engage in the
purchase or sale of real estate,
commodities or futures contracts;
(3) underwrite the securities of
other issuers; (4) make loans to
any of its officers, directors, or
employees, or to its manager, or
general distributor, or officers
or directors thereof; (5) make
loans to other persons, except by
the purchase of debt obligations
which are permitted under its
investment policy; (6) invest in
companies for the purpose of
exercising control of management;
(7) purchase securities on margin,
or sell securities short; (8)
purchase shares of other
investment companies except in the
open market at ordinary broker's
commission, but not in excess of
5% of the Fund's assets, or
pursuant to a plan of merger or
consolidation; (9) invest in the
aggregate more than 5% of the
value of its gross assets in the
securities of issuers (other than
federal, state, territorial, or
local governments, or
corporations, or authorities
established thereby), which,
including predecessors, have not
had at least three years'
continuous operations nor invest
25% or more of the Fund's total
assets in any one industry; (10)
enter into dealings with its
officers or directors, its manager
or underwriter, or their officers
or directors, or any organization
in which such persons have a
financial interest except for
transactions in the Fund's own
shares or other securities through
brokerage practices which are
considered normal and generally
accepted under circumstances
existing at the time; (11)
purchase or retain securities of
any company in which any Fund
officers or directors, or Fund
manager, its partner, officer, or
director beneficially owns more
than 1/2 of 1% of said company's
securities, if all such persons
owning more than 1/2 of 1% of such
company's securities, own in the
aggregate more than 5% of the
outstanding securities of such
company; (12) borrow or pledge its
credit under normal circumstances,
except up to 10% of its gross
assets (computed at the lower of
fair market value or cost) for
temporary or emergency purposes,
and not for the purpose of
leveraging its investments, and
provided further that any
borrowing in excess of 5% of the
total assets of the Fund shall
have asset coverage of at least 3
to 1; (13) make itself or its
assets liable for the indebtedness
of others; (14) invest in
securities which are assessable or
involve unlimited liability; or
(15) issue senior securities
except for those investment
procedures permissible under the
Fund's other restrictions.

Portfolio Transactions.
Decisions to buy and sell
securities for the Fund are made
by Jones & Babson, Inc. pursuant
to recommendations by David L.
Babson & Co. Inc.  Officers of the
Fund and Jones & Babson, Inc. are
generally responsible for
implementing or supervising these
decisions, including allocation of
portfolio brokerage and principal
business as well as the
negotiation of commissions and/or
the price of the securities.
Portfolio turnover will be no more
than is necessary to meet the
Fund's investment objectives.
Under normal circumstances, it is
anticipated that the Fund's
portfolio turnover will not exceed
100%.

In instances where securities are
purchased on a commission basis,
the Fund will seek competitive and
reasonable commission rates based
on circumstances of the trade
involved and to the extent that
they do not detract from the
quality of the execution.  The
Fund, in purchasing and selling
portfolio securities, will seek
the best available combination of
execution and overall price (which
shall include the cost of the
transaction) consistent with the
circumstances which exist at the
time.  The Fund does not intend to
solicit competitive bids on each
transaction.

The Fund believes it is in its
best interest and that of its
shareholders to have a stable and
continuous relationship with a
diverse group of financially
strong and technically qualified
broker-dealers who will provide
quality executions at competitive
rates.  Broker-dealers meeting
these qualifications also will be
selected for their demonstrated
loyalty to the Fund, when acting
on its behalf, as well as for any
research or other services
provided to the Fund.
Substantially all of the portfolio
transactions are through brokerage
firms which are members of the New
York Stock Exchange which is
typically the most active market
in the size of the Fund's
transactions and for the types of
securities predominant in the
Fund's portfolio.  When buying
securities in the over-the-counter
market, the Fund will select a
broker who maintains a primary
market for the security unless it
appears that a better combination
of price and execution may be
obtained elsewhere.  The Fund
normally will not pay a higher
commission rate to broker-dealers
providing benefits or services to
it than it would pay to broker-
dealers who do not provide it such
benefits or services.  However,
the Fund reserves the right to do
so within the principles set out
in Section 28(e) of the Securities
Exchange Act of 1934 when it
appears that this would be in the
best interests of the
shareholders.

No commitment is made to any
broker or dealer with regard to
placing of orders for the purchase
or sale of Fund portfolio
securities, and no specific
formula is used in placing such
business.  Allocation is reviewed
regularly by both the Board of
Directors of the Fund and Jones &
Babson, Inc.

Since the Fund does not market
its shares through intermediary
brokers or dealers, it is not the
Fund's practice to allocate
brokerage or principal business on
the basis of sales of its shares
which may be made through such
firms.  However, it may place
portfolio orders with qualified
broker-dealers who recommend the
Fund to other clients, or who act
as agents in the purchase of the
Fund's shares for their clients.

Research services furnished by
broker-dealers may be useful to
the Fund manager and its
investment counsel in serving
other clients, as well as the
Fund.  Conversely, the Fund may
benefit from research services
obtained by the manager or its
investment counsel from the
placement of portfolio brokerage
of other clients.

When it appears to be in the best
interests of its shareholders, the
Fund may join with other clients
of the manager and its investment
counsel in acquiring or disposing
of a portfolio holding.
Securities acquired or proceeds
obtained will be equitably
distributed between the Fund and
other clients participating in the
transaction.  In some instances,
this investment procedure may
affect the price paid or received
by the Fund or the size of the
position obtained by the Fund.

PERFORMANCE MEASURES

The Fund may advertise "average
annual total return" over various
periods of time. Such total return
figures show the average
percentage change in value of an
investment in the Fund from the
beginning date of the measuring
period to the end of the measuring
period. These figures reflect
changes in the price of the Fund's
shares and assume that any income
dividends and/or capital gains
distributions made by the Fund
during the period were reinvested
in shares of the Fund. Figures
will be given for recent one-,
five- and ten-year periods (if
applicable), and may be given for
other periods as well (such as
from commencement of the Fund's
operations, or on a year-by-year
basis). When considering
"average" total return figures
for periods longer than one year,
it is important to note that a
Fund's annual total return for any
one year in the period might have
been greater or less than the
average for the entire period.

Performance Comparisons.  In
advertisements or in reports to
shareholders, the Fund may compare
its performance to that of other
mutual funds with similar
investment objectives and to stock
or other relevant indices. For
example, it may compare its
performance to rankings prepared
by Lipper Analytical Services,
Inc. (Lipper), a widely recognized
independent service which monitors
the performance of mutual funds.
The Fund may compare its
performance to the Standard &
Poor's 500 Stock Index (S&P 500),
an index of unmanaged groups of
common stocks, the Dow Jones
Industrial Average, a recognized
unmanaged index of common stocks
of 30 industrial companies listed
on the NYSE, the Russell 2000
Index, a small company stock
index, or the Consumer Price
Index. Performance information,
rankings, ratings, published
editorial comments and listings as
reported in national financial
publications such as Kiplinger's
Personal Finance Magazine,
Business Week, Morningstar Mutual
Funds, Investor's Business Daily,
Institutional Investor, The Wall
Street Journal, Mutual Fund
Forecaster, No-Load Investor,
Money, Forbes, Fortune and
Barron's may also be used in
comparing performance of the Fund.
Performance comparisons should not
be considered as representative of
the future performance of any
Fund.

Performance rankings,
recommendations, published
editorial comments and listings
reported in Money, Barron's,
Kiplinger's Personal Finance
Magazine, Financial World, Forbes,
U.S. News & World Report, Business
Week, The Wall Street Journal,
Investors Business Daily, USA
Today, Fortune and Stanger's may
also be cited (if the Fund is
listed in any such publication) or
used for comparison, as well as
performance listings and rankings
from Morningstar Mutual Funds,
Personal Finance, Income and
Safety, The Mutual Fund Letter,
No-Load Fund Investor, United
Mutual Fund Selector, No-Load Fund
Analyst, No-Load Fund X, Louis
Rukeyser's Wall Street newsletter,
Donoghue's Money Letter, CDA
Investment Technologies, Inc.,
Wiesenberger Investment Companies
Service and Donoghue's Mutual Fund
Almanac.

TOTAL RETURN

The Fund's "average annual total
return" figures described and
shown below are computed according
to a formula prescribed by the
Securities and Exchange
Commission.  The formula can be
expressed as follows:



P(1+T)n  =  ERV

Where:  P = a hypothetical initial payment of $1000
        T = average annual total return
        n = number of years
        ERV =   Ending Redeemable Value of a hypothetical $1000
                payment made at the beginning of the 1, 5 or 10
                year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

The table below shows the average total return for the Fund for the specified periods.

For the one year     12/1/97-11/30/98           -5.61%

For the five years   12/1/93-11/30/98           13.19%

From commencement of operation to 11/30/98*     13.88%
__________________________________________
*The Fund commenced operation August 5, 1991.




HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of
the Fund, agrees to supply its
best efforts as sole distributor
of the Fund's shares and, at its
own expense, pay all sales and
distribution expenses in
connection with their offering
other than registration fees and
other government charges.  Jones &
Babson, Inc. is located at BMA
Tower, 700 Karnes Blvd., Kansas
City, MO 64108-3306.

Jones & Babson, Inc. does not
receive any fee or other
compensation under the
distribution agreement which
continues in effect until October
31, 1999, and which will continue
automatically for successive
annual periods ending each October
31, if continued at least annually
by the Fund's Board of Directors,
including a majority of those
Directors who are not parties to
such Agreements or interested
persons of any such party.  It
terminates automatically if
assigned by either party or upon
60 days written notice by either
party to the other.

Jones & Babson, Inc. also acts as
sole distributor of the shares for
David L. Babson Growth Fund, Inc.,
D.L. Babson Bond Trust, D.L.
Babson Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund,
Inc., Babson Enterprise Fund,
Inc., Babson Value Fund, Inc.,
Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund,
Inc., UMB Scout Stock Fund, Inc.,
UMB Scout Bond Fund, Inc., UMB
Scout Money Market Fund, Inc., UMB
Scout Tax-Free Money Market Fund,
Inc., UMB Scout Regional Fund,
Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund,
Inc., UMB Scout Capital
Preservation Fund, Inc., UMB Scout
Kansas Tax-Exempt Bond Fund, Inc.,
Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA
Global Fund, Inc., Buffalo Small
Cap Fund, Inc. and AFBA Five Star
Fund, Inc.

PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

Waive or increase the minimum
investment       requirements with
respect to any person or class of
persons, which include
shareholders of the Fund's special
investment programs.
Cancel or change the telephone
investment service, the
telephone/telegraph exchange
service and the automatic monthly
investment plan without prior
notice to you where in the best
interest of the Fund and its
investors.
Cancel or change the
telephone/telegraph redemption
service at any time without
notice.
Begin charging a fee for the
telephone investment service or
the automatic monthly investment
plan and to cancel or change these
services upon 15 days written
notice to you.
Begin charging a fee for the
telephone/telegraph service and to
cancel or change the service upon
60 days written notice to you.
Begin charging a fee for the
systematic redemption plan upon 30
days written notice to you.
Waive signature guarantee
requirements in certain instances
where it appears reasonable to do
so and will not unduly affect the
interests of other shareholders.
We may waive the signature
guarantee requirement if you
authorize the telephone/telegraph
redemption method at the same time
you submit the initial application
to purchase shares.
Require signature guarantees if
there appears to be a pattern of
redemptions designed to avoid the
signature guarantee requirement,
or if we have other reason to
believe that this requirement
would be in the best interests of
the Fund and its shareholders.


HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for
the consequences of delays,
including delays in the banking or
Federal Reserve wire systems.  We
cannot process transaction
requests that are not complete and
in good order as described in the
Prospectus.  If you use the
services of any other broker to
purchase or redeem shares of the
Fund, that broker may charge you a
fee.  Each order accepted will be
fully invested in whole and
fractional shares, unless the
purchase of a certain number of
whole shares is specified, at the
net asset value per share next
effective after the order is
received by the Fund.

Each investment is confirmed by a
year-to-date statement which
provides the details of the
immediate transaction, plus all
prior transactions in your account
during the current year.  This
includes the dollar amount
invested, the number of shares
purchased or redeemed, the price
per share, and the aggregate
shares owned.  A transcript of all
activity in your account during
the previous year will be
furnished each January.  By
retaining each annual summary and
the last year-to-date statement,
you have a complete detailed
history of your account which
provides necessary tax
information.  A duplicate copy of
a past annual statement is
available from Jones & Babson,
Inc. at its cost, subject to a
minimum charge of $5 per account,
per year requested.

Normally, the shares which you
purchase are held by the Fund in
open account, thereby relieving
you of the responsibility of
providing for the safekeeping of a
negotiable share certificate.
Should you have a special need for
a certificate, one will be issued
on request for all or a portion of
the whole shares in your account.
There is no charge for the first
certificate issued.  A charge of
$3.50 will be made for any
replacement certificates issued.
In order to protect the interests
of the other shareholders, share
certificates will be sent to those
shareholders who request them only
after the Fund has determined that
unconditional payment for the
shares represented by the
certificate has been received by
its custodian, UMB Bank, n.a.

If an order to purchase shares
must be canceled due to non-
payment, the purchaser will be
responsible for any loss incurred
by the Fund arising out of such
cancellation.  To recover any such
loss, the Fund reserves the right
to redeem shares owned by any
purchaser whose order is canceled,
and such purchaser may be
prohibited or restricted in the
manner of placing further orders.

The Fund reserves the right in
its sole discretion to withdraw
all or any part of the offering
made by the prospectus or to
reject purchase orders when, in
the judgment of management, such
withdrawal or rejection is in the
best interest of the Fund and its
shareholders.

The Fund may accept investments
in kind of stocks based on
judgments as to whether, in each
case, acceptance of stock will
allow the Fund to acquire the
stock at no more than the net cost
of acquiring it through normal
channels, and whether the stock
has restrictions on its sale by
the Fund under the Securities Act
of 1933.  Fund shares purchased in
exchange for stocks are issued at
net asset value.

The Fund reserves the right to
refuse to accept orders for Fund
shares unless accompanied by
payment, except when a responsible
person has indemnified the Fund
against losses resulting from the
failure of investors to make
payment. In the event that the
Fund sustains a loss as the result
of failure by a purchaser to make
payment, the Fund's underwriter,
Jones & Babson, Inc., will cover
the loss.
REDEMPTION OF SHARES

We will not be responsible for
the consequences of delays,
including delays in the banking or
Federal Reserve wire systems.  We
cannot process transaction
requests that are not complete and
in good order.  We must receive an
endorsed share certificate with a
signature guarantee, where a
certificate has been issued.

The Telephone/Telegraph
Redemption Service may only be
used for non certificated shares
held in an open account.  We
reserve the right to refuse a
telephone or telegraph redemption
request.  At our option, we may
pay such redemption by wire or
check.  We may reduce or waive the
$10 charge for wiring redemption
proceeds in connection with
certain accounts.

To participate in the Systematic
Redemption Plan your dividends and
capital gains distributions must
be reinvested in additional shares
of the Fund.

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal three-
day period by the Fund's Board of
Directors under the following
conditions authorized by the
Investment Company Act of 1940:
(1) for any period (a) during
which the New York Stock Exchange
is closed, other than customary
weekend and holiday closing, or
(b) during which trading on the
New York Stock Exchange is
restricted; (2) for any period
during which an emergency exists
as a result of which (a) disposal
by the Fund of securities owned by
it is not reasonably practicable
or (b) it is not reasonably
practicable for the Fund to
determine the fair value of its
net assets; or (3) for such other
periods as the Securities and
Exchange Commission may by order
permit for the protection of the
Fund's shareholders.

The Fund has elected to be
governed by Rule 18f-1 under the
Investment Company Act of 1940
pursuant to which the Fund is
obligated to redeem shares solely
in cash up to the lesser of
$250,000 or 1% of the Fund's net
asset value during any 90-day
period for any one shareholder.
Should redemptions by any
shareholder exceed such
limitation, the Fund may redeem
the excess in kind.  If shares are
redeemed in kind, the redeeming
shareholder may incur brokerage
costs in converting the assets to
cash.  The method of valuing
securities used to make
redemptions in kind will be the
same as the method of valuing
portfolio securities described
under "How Share Price is
Determined" in the Prospectus, and
such valuation will be made as of
the same time the redemption price
is determined.

MANAGEMENT AND INVESTMENT COUNSEL

As a part of the Management
Agreement, Jones & Babson, Inc.
employs at its own expense David
L. Babson & Co. Inc., as its
investment counsel.  David L.
Babson & Co. Inc. was founded in
1940 as a private investment
research and counseling organ-
ization. David L. Babson & Co.
Inc. serves individual, corporate
and other institutional clients.
It participates with Jones &
Babson in the management of nine
Babson no-load mutual funds.

The aggregate management fees
paid to Jones & Babson, Inc. by
the Fund during the three most
recent fiscal years ended November
30, 1998, 1997 and 1996, (from
which Jones & Babson, Inc. paid
all the Fund's expenses except
those payable directly by the
Fund) were $998,783, $760,997, and
$591,557, respectively.  The
annual fee charged by Jones &
Babson, Inc. covers all normal
operating costs of the Fund.  The
annual fee charged by Jones &
Babson, Inc. is higher than the
fees of most other investment
advisers whose charges cover only
investment advisory services with
all remaining operational expenses
absorbed directly by the Fund.
Yet, it compares favorably with
these other advisers when all
expenses to Fund shareholders are
taken into account.  The total
expenses of the Fund for the
fiscal year ended November 30,
1998, amounted to 122/100 of one
percent (1.22%) of the average net
assets.

David L. Babson & Co. Inc. has an
experienced investment analysis
and research staff which
eliminates the need for Jones &
Babson, Inc. and the Fund to
maintain an extensive duplicate
staff, with the consequent
increase in the cost of investment
advisory service.  Jones & Babson,
Inc. pays David L. Babson & Co.
Inc. a fee of 70/100 of one
percent (.70%) of the first $30
million and 50/100 of 1% (.50%) of
amounts in excess of $30 million
of average daily total net assets,
which is computed daily and paid
semimonthly.  The cost of the
services of David L. Babson & Co.
Inc., is included in the services
of Jones & Babson, Inc.  During
the three most recent fiscal years
ended November 30, 1998, 1997 and
1996, Jones & Babson, Inc. paid
David L. Babson & Co. Inc. fees
amounting to $486,060, $365,461,
and $280,804, respectively,
related to services provided to
the Fund.

Controlling Persons.  Certain
officers and directors of the Fund
are also officers or directors or
both of other Babson Funds, Jones
& Babson, Inc. or David L. Babson
& Co. Inc.

Jones & Babson, Inc. is a wholly-
owned subsidiary of Business Men's
Assurance Company of America which
is considered to be a controlling
person under the Investment
Company Act of 1940. Assicurazioni
Generali S.p.A., an insurance
organization founded in 1831 based
in Trieste, Italy, is considered
to be a controlling person and is
the ultimate parent of Business
Men's Assurance Company of
America. Mediobanca is a 5% owner
of Generali.

David L. Babson & Co. Inc. is a
wholly-owned subsidiary of DLB
Acquisition Corporation, an
indirect majority owned subsidiary
of Massachusetts Mutual Life
Insurance Company headquartered in
Springfield, Massachusetts.
Massachusetts Mutual Life
Insurance Company is an insurance
organization founded in 1851 and
is considered to be a controlling
person of David L. Babson & Co.
Inc., under the Investment Company
Act of 1940.


OFFICERS AND DIRECTORS

The officers of the Fund manage
its day-to-day operations. The
Fund's manager and its officers
are subject to the supervision and
control of the Board of Directors.
The following table lists the
officers and directors of the Fund
and their ages.  Unless noted
otherwise, the address of each
officer and director is BMA Tower,
700 Karnes Blvd., Kansas City,
Missouri 64108-3306.  Except as
indicated, each has been an
employee of Jones & Babson, Inc.
for more than five years.

 *Larry D. Armel (57), President
and Director.  President and
Director, Jones & Babson, Inc. and
of each of the Babson Funds, UMB
Scout Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
President and Trustee, D.L. Babson
Bond Trust; Director, AFBA Five
Star Fund, Inc.

Francis C. Rood (64), Director.
Retired, 73-395 Agave Lane, Palm
Desert, California 92260-6653.
Formerly Vice President of
Finance, Hallmark Cards, Inc.;
Director of each of the Babson
Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

William H. Russell (75), Director.
Financial Consultant, 645 West
67th Street, Kansas City, Missouri
64113; previously Vice President,
Sprint; Director of each of the
Babson Funds, Buffalo Funds and
the Investors Mark Series Fund,
Inc.; Trustee,  D.L. Babson Bond
Trust.

H. David Rybolt (56) Director.
Consultant, HDR Associates, P.O.
Box 2468, Shawnee Mission, Kansas
66201; Director of each of the
Babson Funds, (except the Babson-
Stewart Ivory International Fund,
Inc.) Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

P. Bradley Adams (38), Vice
President and Treasurer.  Vice
President and Treasurer, Jones &
Babson, Inc., and of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Vice President and
Chief Financial Officer, AFBA Five
Star Fund, Inc.; Principal
Financial Officer, Investors Mark
Series Fund, Inc.

Martin A. Cramer (49), Vice
President and Secretary.  Vice
President and Secretary, Jones &
Babson, Inc., and of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Secretary and
Assistant Vice President, AFBA
Five Star Fund, Inc.; Secretary,
Investors Mark Series Fund, Inc.

Constance E. Martin (37), Vice
President.  Assistant Vice
President, Jones & Babson, Inc.;
Vice President of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds.

Lance F. James (44), Vice
President-Portfolio. Executive
Vice President and Director, David
L. Babson & Co. Inc., One Memorial
Drive, Cambridge, Massachusetts
02142; Vice President-Portfolio
Babson Enterprise Fund, Inc.

Remuneration of Officers and
Directors.  None of the officers
or directors will be remunerated
by the Fund for their normal
duties and services.  Their
compensation and expenses arising
out of normal operations will be
paid by Jones & Babson, Inc. under
the provisions of the Management
Agreement.

* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.

COMPENSATION TABLE

                        Aggregate       Pension or Retirement    Estimated          Total Compensation
                        Compensation    Benefits Accrued As      Annual Benefits    From All Babson Funds
Name of Director        From the Fund   Part of Fund Expenses    Upon Retirement    Paid to Directors**
                       ______________   ______________________   ________________    _____________________
Larry D. Armel*                 --              --                      --              --
Francis C. Rood                 $500            --                      --              $7,250
William H. Russell              $500            --                      --              $7,250
H. David Rybolt                 $500            --                      --              $7,000

* As an "interested director," Mr. Armel received no compensation for his services as a director.

** The amounts reported in this column reflect the total compensation paid to Messrs. Rood and Rybolt for services as directors or trustees of eight Babson Funds and to Mr. Russell for services as a director or trustee of nine Babson Funds during the fiscal year ended November 30, 1998.
Directors' fees are paid by the Funds' manager and not by the Funds themselves.


Messrs. Rood, Russell and Rybolt
have no financial interest in, nor
are they affiliated with either
Jones & Babson, Inc. or David L.
Babson & Co. Inc.

The Audit Committee of the Board
of Directors is composed of Messrs.
Rood, Russell and Rybolt.

The officers and directors of the
Fund as a group own less than 1% of
the Fund.

The Fund will not hold annual
meetings except as required by the
Investment Company Act of 1940 and
other applicable laws.  The Fund is
a Maryland corporation.  Under
Maryland law, a special meeting of
stockholders of the Fund must be
held if the Fund receives the
written request for a meeting from
the stockholders entitled to cast
at least 25% of all the votes
entitled to be cast at the meeting.
The Fund has undertaken that its
Directors will call a meeting of
stockholders if such a meeting is
requested in writing by the holders
of not less than 10% of the
outstanding shares of the Fund.  To
the extent required by the
undertaking, the Fund will assist
shareholder communications in such
matters.

HOLIDAYS

    The net asset value per share
is computed once daily, Monday
through Friday, at 4:00 p.m.
(Eastern Time) except: days when
the Fund is not open for business;
days on which changes in the value
of portfolio securities will not
materially affect the net asset
value; days during which no
purchase or redemption order is
received by the Fund; and customary
holidays.



The Fund does not compute its net
asset value on the following
customary holidays:

New Year's Day                          January 1
Martin Luther King, Jr. Day             Third Monday in January
Presidents' Holiday                     Third Monday in February
Good Friday                             Friday before Easter
Memorial Day                            Last Monday in May
Independence Day                        July 4
Labor Day                               First Monday in September
Thanksgiving Day                        Fourth Thursday in November
Christmas Day                           December 25

DIVIDENDS, DISTRIBUTIONS
AND THEIR TAXATION

Election to be Taxed as a
Regulated Investment Company.  The
Fund has elected to be treated as a
regulated investment company under
Subchapter M of the Internal
Revenue Code (the "Code"), has
qualified as such for its most
recent fiscal year, and intends to
so qualify during the current
fiscal year.  The directors reserve
the right not to maintain the
qualification of the Fund as a
regulated investment company if
they determine such course of
action to be beneficial to
shareholders.  In such case, the
Fund will be subject to federal,
and possibly state, corporate taxes
on its taxable income and gains,
and distributions to you will be
taxed as ordinary dividend income
to the extent of the Fund's
available earnings and profits.

All or a portion of any loss that
you realize upon the redemption of
your Fund shares will be disallowed
to the extent that you purchase
other shares in the Fund (through
reinvestment of dividends or
otherwise) within 30 days before or
after your share redemption.  Any
loss disallowed under these rules
will be added to your tax basis in
the new shares you purchase.

U.S. Government Obligations.  Many
states grant tax-free status to
dividends paid to you from interest
earned on direct obligations of the
U.S. Government, subject in some
states to minimum investment
requirements that must be met by
the Fund.  Investments in GNMA/FNMA
securities, bankers' acceptances,
commercial paper and repurchase
agreements collateralized by U.S.
Government securities do not
generally qualify for tax-free
treatment.  At the end of each
calendar year, the Fund will
provide you with the percentage of
any dividends paid that may qualify
for tax-free treatment on your
personal income tax return.  You
should consult with your own tax
advisor to determine the
application of your state and local
laws to these distributions.
Because the rules on exclusion of
this income are different for
corporations, corporate
shareholders should consult with
their corporate tax advisors about
whether any of their distributions
may be exempt from corporate income
or franchise taxes.

Dividends-Received Deduction for
Corporations. As a corporate
shareholder, you should note that a
percentage of the dividends paid by
the Fund for the most recent
calendar year qualified for the
dividends-received deduction.  You
will be permitted in some
circumstances to deduct these
qualified dividends, thereby
reducing the tax that you would
otherwise be required to pay on
these dividends.  The dividends-
received deduction will be
available only with respect to
dividends designated by the Fund as
eligible for such treatment.
Dividends so designated by the Fund
must be attributable to dividends
earned by the Fund from U.S.
corporations that were not debt-
financed.

Under the 1997 Act, the amount
that the Fund may designate as
eligible for the dividends-received
deduction will be reduced or
eliminated if the shares on which
the dividends were earned by the
Fund were debt-financed or held by
the Fund for less than a 46 day
period during a 90 day period
beginning 45 days before the ex-
dividend date of the corporate
stock.  Similarly, if your Fund
shares are debt-financed or held by
you for less than this same 46 day
period, then the dividends-received
deduction may also be reduced or
eliminated.  Even if designated as
dividends eligible for the
dividends-received deduction, all
dividends (including the deducted
portion) must be included in your
alternative minimum taxable income
calculation.

Conversion Transactions.  Gains
realized by a Fund from
transactions that are deemed to be
"conversion transactions" under
the Code, and that would otherwise
produce capital gain may be
recharacterized as ordinary income
to the extent that such gain does
not exceed an amount defined as the
"applicable imputed income
amount."  A conversion transaction
is any transaction in which
substantially all of the Fund's
expected return is attributable to
the time value of the Fund's net
investment in such transaction, and
any one of the following criteria
are met:

(1)	there is an acquisition of
property with a substantially
contemporaneous agreement to
sell the same or
substantially identical
property in the future;

(2)	the transaction is an
applicable straddle;

(3)	the transaction was marketed
or sold to the Fund on the
basis that it would have the
economic characteristics of a
loan but would be taxed as
capital gain; or

(4)	the transaction is specified
in Treasury regulations to be
promulgated in the future.

The applicable imputed income
amount, which represents the deemed
return on the conversion
transaction based upon the time
value of money, is computed using a
yield equal to 120% of the
applicable federal rate, reduced by
any prior recharacterizations under
this provision or the provisions of
Section 263(g) of the Code dealing
with capitalized carrying costs.

Stripped Preferred Stock.
Occasionally, the Fund may purchase
"stripped preferred stock" that is
subject to special tax treatment.
Stripped preferred stock is defined
as certain preferred stock issues
where ownership of the stock has
been separated from the right to
receive dividends that have not yet
become payable.  The stock must
have a fixed redemption price, must
not participate substantially in
the growth of the issuer and must
be limited and preferred as to
dividends.  The difference between
the redemption price and purchase
price is taken into Fund income
over the term of the instrument as
if it were original issue discount.
The amount that must be included in
each period generally depends on
the original yield to maturity,
adjusted for any prepayments of
principal.

Defaulted Obligations.  The Fund
may be required to accrue income on
defaulted obligations and to
distribute such income to you even
though it is not currently
receiving interest or principal
payments on such obligations.  In
order to generate cash to satisfy
these distribution requirements,
the Fund may be required to dispose
of portfolio securities that it
otherwise would have continued to
hold or to use cash flows from
other sources such as the sale of
Fund shares.

GENERAL INFORMATION AND HISTORY

The Fund, incorporated in Maryland
on February 5, 1991, has a present
authorized capitalization of
10,000,000 shares of $1 par value
common stock. All shares are of the
same class with like rights and
privileges. Each full and
fractional share, when issued and
outstanding, has: (1) equal voting
rights with respect to matters
which affect the Fund, and (2)
equal dividend, distribution and
redemption rights to the assets of
the Fund. Shares when issued are
fully paid and non-assessable. The
Fund may create other series of
stock but will not issue any senior
securities. Shareholders do not
have pre-emptive or conversion
rights.

Non-cumulative voting - These
shares have non-cumulative voting
rights, which means that the
holders of more than 50% of the
shares voting for the election of
directors can elect 100% of the
directors, if they choose to do so,
and in such event, the holders of
the remaining less than 50% of the
shares voting will not be able to
elect any directors.

The Maryland General Corporation
Law permits registered investment
companies, such as the Fund, to
operate without an annual meeting
of shareholders under specified
circumstances if an annual meeting
is not required by the Investment
Company Act of 1940.  The Fund has
adopted the appropriate provisions
in its By-Laws and may not, at its
discretion, hold annual meetings of
shareholders for the following
purposes unless required to do so:
(1) election of directors; (2)
approval of continuance of any
investment advisory agreement; (3)
ratification of the selection of
independent auditors; and (4)
approval of a distribution plan. As
a result, the Fund does not intend
to hold annual meetings.

The Fund may use the name
"Babson" in its name so long as
Jones & Babson, Inc. is continued
as manager and David L. Babson &
Co. Inc. as its investment counsel.
Complete details with respect to
the use of the name are set out in
the Management Agreement between
the Fund and Jones & Babson, Inc.

CUSTODIAN

The Fund's assets are held for
safekeeping by an independent
custodian, UMB Bank, n.a., Kansas
City, MO.  This means the bank,
rather than the Fund, has
possession of the Fund's cash and
securities.  The custodian bank is
not responsible for the Fund's
investment management or
administration.  But, as directed
by the Fund's officers, it delivers
cash to those who have sold
securities to the Fund in return
for such securities, and to those
who have purchased portfolio
securities from the Fund, it
delivers such securities in return
for their cash purchase price.  It
also collects income directly from
issuers of securities owned by the
Fund and holds this for payment to
shareholders after deduction of the
Fund's expenses.  The custodian is
compensated for its services by the
manager.  There is no separate
charge to the Fund.

TRANSFER AGENT

Jones & Babson, Inc. also serves
as transfer agent to the Fund.

INDEPENDENT AUDITORS

The Fund's financial statements
are audited annually by independent
auditors approved by the directors
each year, and in years in which an
annual meeting is held the
directors may submit their
selection of independent auditors
to the shareholders for
ratification.  Ernst & Young LLP,
One Kansas City Place, 1200 Main
Street, Suite 2000, Kansas City,
Missouri 64105, is the Fund's
present independent auditor.

OTHER JONES & BABSON FUNDS

The Fund is one of nine no-load
funds comprising the Babson Mutual
Fund Group managed by Jones &
Babson, Inc. in association with
its investment counsel, David L.
Babson & Co. Inc.  The other funds
are:

BABSON EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC.
was organized in 1960, with the
objective of long-term growth of
both capital and dividend income
through investment in the common
stocks of well-managed companies
which have a record of long term
above-average growth of both
earnings and dividends.

BABSON ENTERPRISE FUND, INC. was
organized in 1983, with the
objective of long-term growth of
capital by investing in a diver-
sified portfolio of common stocks
of smaller, faster-growing com-
panies with market capital of $15
million to $300 million at the time
of purchase.  This Fund is intended
to be an investment vehicle for
that part of an investor's capital
which can appropriately be exposed
to above-average risk in
anticipation of greater rewards.
This Fund is currently closed to
new shareholders.

BABSON VALUE FUND, INC. was
organized in 1984, with the
objective of long-term growth of
capital and income by investing in
a diversified portfolio of common
stocks which are considered to be
undervalued in relation to
earnings, dividends and/or assets.

SHADOW STOCK FUND, INC. was
organized in 1987, with the
objective of long-term growth of
capital that can be exposed to
above-average risk in anticipation
of greater-than-average rewards.
The Fund expects to reach its
objective by investing in small
company stocks called "Shadow
Stocks," i.e., stocks that combine
the characteristics of "small
stocks" (as ranked by market
capitalization) and "neglected
stocks" (least held by institutions
and least covered by analysts).

BABSON-STEWART IVORY INTERNAT-IONAL
FUND, INC. was organized in 1987,
with the objective of seeking a
favorable total return (from market
appreciation and income) by
investing primarily in a
diversified portfolio of equity
securities (common stocks and
securities convertible into common
stocks) of established companies
whose primary business is carried
on outside the United States.







BABSON FIXED INCOME FUNDS

D.L. BABSON BOND TRUST was
organized in 1944, and has been
managed by Jones & Babson, Inc.
since 1972, with the objective of a
high level of current income and
reasonable stability of principal.
It offers two portfolios -
Portfolio L and Portfolio S.

D.L. BABSON MONEY MARKET FUND, INC.
was organized in 1979, to provide
investors the opportunity to manage
their money over the short term by
investing in high-quality short-
term debt instruments for the
purpose of maximizing income to the
extent consistent with safety of
principal and maintenance of
liquidity.  It offers two
portfolios - Prime and Federal.
Money market funds are neither
insured nor guaranteed by the U.S.
Government and there is no
assurance that the funds will
maintain a stable net asset value.

D.L. BABSON TAX-FREE INCOME FUND,
INC. was organized in 1979, to
provide shareholders the highest
level of regular income exempt from
federal income taxes consistent
with investing in quality municipal
securities.  It offers three
separate high-quality portfolios
(including a money market
portfolio) which vary as to average
length of maturity.  Income from
the Tax-Free Money Market portfolio
may be subject to state and local
taxes as well as the Alternative
Minimum Tax.


BUFFALO FUNDS

Jones & Babson also sponsors and
manages the Buffalo Group of Mutual
Funds.  They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the
objective of long-term capital
growth and high current income
through investing in common stocks
and secondarily by investing in
convertible bonds, preferred
stocks and convertible preferred
stocks.

BUFFALO EQUITY FUND, INC. was
organized in 1994, with the
objective of long-term capital
appreciation to be achieved
primarily by investment in common
stocks. Realization of dividend
income is a secondary
consideration.

BUFFALO HIGH YIELD FUND, INC. was
organized in 1994, with the
objective of a high level of
current income and secondarily,
capital growth by investing
primarily in high-yielding fixed
income securities.
BUFFALO USA GLOBAL FUND, INC. was
organized in 1994, with the
objective of capital growth by
investing in common stocks of
companies based in the United
States that receive greater than
40% of their revenues or pre-tax
income from international
operations.

BUFFALO SMALL CAP FUND, INC. was
organized in 1998, with the
objective of long-term capital
growth by investment in equity
securities of small companies.

A prospectus for any of the Funds
may be obtained from Jones &
Babson, Inc., BMA Tower, 700 Karnes
Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. also sponsors
nine mutual funds which especially
seek to provide services to
customers of affiliate banks of UMB
Financial Corporation.  They are:
UMB Scout Stock Fund, Inc., UMB
Scout Bond Fund, Inc., UMB Scout
Money Market Fund, Inc., UMB Scout
Tax-Free Money Market Fund, Inc.,
UMB Scout Regional Fund, Inc., UMB
Scout WorldWide Fund, Inc., UMB
Scout Balanced Fund, Inc., UMB
Scout Capital Preservation Fund,
Inc. and UMB Scout Kansas Tax-
Exempt Bond Fund, Inc.

Jones & Babson, Inc. also sponsors
the AFBA Five Star Fund, Inc.

FINANCIAL STATEMENTS

The audited financial statements of
the Fund which are contained in the
November 30, 1998, Annual Report to
Shareholders are incorporated herein
by reference.



JB53